Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	Thousands of Euros
	31/12/2019	31/12/2018
Current deposits	63	441,614
Cash in hand and at banks	741,919	592,178
Total cash and cash equivalents	741,982	1,033,792